COMMITMENTS AND CONTINGENCIES - Investment Holdings Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	$ 183,562
Qualified Affordable Housing Project Investments, Commitment	$ 79,764	$ 96,365
Investment, Proportional Amortization Method, Elected, Statement of Financial Position [Extensible Enumeration]		Accrued interest and other assets
Amortization Method Qualified Affordable Housing Project Investments, Amortization		$ 14,960
Affordable Housing Tax Credits and Other Tax Benefits, Amount		(15,092)
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income tax expense
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Cash Flows [Extensible Enumeration]			Income tax expense
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Noninterest Expense		Other Noninterest Expense
Low Income Housing Tax Credits
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	$ 148,942	142,933
Qualified Affordable Housing Project Investments, Commitment	72,830	80,465
Amortization Method Qualified Affordable Housing Project Investments, Amortization	15,481	14,545	$ 11,929
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(15,662)	(14,563)	(11,088)
Historic tax credit [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	8,781	19,798
Qualified Affordable Housing Project Investments, Commitment	6,656	14,043
Amortization Method Qualified Affordable Housing Project Investments, Amortization	1,420	0	0
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(403)	(319)	(319)
New Markets Tax Credit
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	1,191	1,938
Qualified Affordable Housing Project Investments, Commitment	0	0
Amortization Method Qualified Affordable Housing Project Investments, Amortization	125	415	415
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(5)	(210)	(210)
Renewable Energy Program [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	10,571	23,981
Qualified Affordable Housing Project Investments, Commitment	222	1,857
Amortization Method Qualified Affordable Housing Project Investments, Amortization	12,851	0
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(12,667)	0	$ (25,473)
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Cash Flows [Extensible Enumeration]			Increase (Decrease) in Other Operating Assets
Historic tax credit-PAM
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	14,077	0
Qualified Affordable Housing Project Investments, Commitment	56	0
Amortization Method Qualified Affordable Housing Project Investments, Amortization	3,057	0	$ 0
Affordable Housing Tax Credits and Other Tax Benefits, Amount	$ (4,417)	$ 0	$ 0